Subsequent events (Details) € in Millions, $ in Millions			1 Months Ended
	Oct. 16, 2025 USD ($)	Oct. 16, 2025 EUR (€)	May 31, 2027 USD ($)	May 31, 2027 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 EUR (€)	Nov. 11, 2025 EUR (€)	Oct. 30, 2025 EUR (€)
Statements
Intangible Assets Spectrum Licenses	$ 627	€ 539
Spectrum License Deferred Payment Obligations			$ 209	€ 180	$ 209	€ 180	$ 209	€ 180
Spectrum License Term And Availability	The spectrum will be available from April 2026 and has a licence duration of almost 17 years (expiring on 31 December 2042).	The spectrum will be available from April 2026 and has a licence duration of almost 17 years (expiring on 31 December 2042).
Business combination consideration transferred										€ 175
Percentage of equity interests acquired in business combination										100.00%
Major ordinary share transactions [member]
Statements
Stock repurchase program maximum consideration									€ 500